SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2012
Subsequent Events Tables
Schedule of Real Estate Assets Acquired Subsequent Events
The following table provides additional information relating to these acquisitions:

			Number of	Number of	Purchase	Outstanding	Final Stated
Portfolio	Acquisition Date	Location	Communities	Beds	Price	Debt (A)	Maturity	Funding Cost
Woodside (B)	July 25, 2013	New York	1	100+	$ 18,900	$ 14,100	August 2016	LIBOR + 3.75% (D)
Florida (B)	August 1, 2013	Florida/North Carolina	15	2,000+	200,050	93,364	July 2018	LIBOR + 3.75% (D)
						52,875	April 2020	5.50% to 6.76% (E)
Glen Riddle (C)	August 1, 2013	Pennsylvania	1	100+	21,150	16,875	October 2017	LIBOR + 3.75% (D)

(A)	Investments are financed with non-recourse debt
(B)	Managed by a portfolio company of a private equity fund managed by an affiliate of the Manager
(C)	Managed by an affiliate of the Manager

(D)	These financings have a LIBOR floor of 1%
(E)	Fixed rate loans that Newcastle assumed from the seller upon acquisition. In this transaction, Newcastle bought down the interest rate for each assumed loan for 4% for the first two years.